Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2022		Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021		Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks		SFr 159,472	[1]	SFr 167,950	SFr 164,818	[1]	SFr 146,358	[1]		SFr 139,112	[1]
Interest-bearing deposits with banks		851		998	1,323
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156		95,282	103,906
Securities received as collateral, at fair value		7,386		8,084	15,017
Trading assets, at fair value		101,095		106,971	111,141
Total investment securities		739		809	1,005
Other investments		5,783		5,794	5,826
Net loans		285,573		287,682	291,686
Goodwill		2,974		2,931	2,917
Other intangible assets		340		307	276
Brokerage receivables		15,060		18,359	16,687
Other assets		43,936		44,387	41,231
Total assets		727,365		739,554	755,833
Liabilities and equity
Due to banks		23,616		18,891	18,965
Customer deposits		389,484		398,624	392,819
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,568		27,711	35,274
Obligation to return securities received as collateral, at fair value		7,386		8,084	15,017
Trading liabilities, at fair value		29,967		28,184	27,535
Short-term borrowings		20,145		17,399	19,393
Long-term debt		158,010		160,320	166,896
Brokerage payables		8,061		13,687	13,060
Other liabilities		23,062		21,978	22,644
Total liabilities		681,299		694,878	711,603
Common shares		106		106	106
Additional paid-in capital		34,631		35,114	34,938
Retained earnings		29,059		30,791	31,064
Treasury shares, at cost		(417)		(923)	(828)
Accumulated other comprehensive income/(loss)		(17,537)		(20,646)	(21,326)
Total shareholders' equity		45,842		44,442	43,954
Noncontrolling interests		224		234	276
Total equity		46,066		44,676	44,230		43,875		SFr 44,884	42,941
Total liabilities and equity		727,365		SFr 739,554	755,833
Bank
Assets
Cash and due from banks	[2]	158,700			164,026		145,367			138,207
Interest-bearing deposits with banks		780			1,256
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156			103,906
Securities received as collateral, at fair value		7,386			15,017
Trading assets, at fair value		101,232			111,299
Total investment securities		737			1,003
Other investments		5,733			5,788
Net loans		294,005			300,358
Goodwill		2,939			2,881
Other intangible assets		340			276
Brokerage receivables		15,062			16,689
Other assets		39,225			36,715
Total assets		730,295			759,214
Liabilities and equity
Due to banks		23,614			18,960
Customer deposits		390,762			393,841
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,662			35,368
Obligation to return securities received as collateral, at fair value		7,386			15,017
Trading liabilities, at fair value		29,967			27,539
Short-term borrowings		25,567			25,336
Long-term debt		152,348			160,695
Brokerage payables		8,063			13,062
Other liabilities		21,817			21,309
Total liabilities		681,186			711,127
Common shares		4,400			4,400
Additional paid-in capital		46,829			47,417
Retained earnings		12,958			14,932
Accumulated other comprehensive income/(loss)		(15,742)			(19,359)
Total shareholders' equity		48,445			47,390
Noncontrolling interests		664			697
Total equity		49,109			48,087		SFr 49,292			SFr 47,059
Total liabilities and equity		SFr 730,295			SFr 759,214

[1]	Includes restricted cash.
[2]	Includes restricted cash.